Shareholder Report, Holdings (Details)	Jun. 30, 2024
Adviser Class | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Adviser Class | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Adviser Class | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Adviser Class | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Adviser Class | Quest Diagnostics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Adviser Class | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Adviser Class | Baxter International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Adviser Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Adviser Class | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Adviser Class | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Adviser Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Adviser Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Adviser Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Adviser Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Adviser Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Adviser Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Adviser Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Adviser Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Adviser Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Adviser Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Adviser Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Adviser Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class A | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Quest Diagnostics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Baxter International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | Common Stocks. [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class C | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Quest Diagnostics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Baxter International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Adviser Class | Prestige Consumer Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Adviser Class | Shyft Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Adviser Class | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Adviser Class | Integra LifeSciences Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Adviser Class | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Adviser Class | Gates Industrial Corporation PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Adviser Class | Dine Brands Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Adviser Class | Central Garden & Pet Company - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Adviser Class | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Adviser Class | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Adviser Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
Adviser Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Adviser Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Adviser Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Adviser Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Adviser Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Adviser Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Adviser Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Adviser Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Adviser Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Prestige Consumer Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Shyft Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Integra LifeSciences Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | Gates Industrial Corporation PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Dine Brands Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Central Garden & Pet Company - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Prestige Consumer Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Shyft Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Integra LifeSciences Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | Gates Industrial Corporation PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Dine Brands Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Central Garden & Pet Company - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%